Employee Benefits - Rollforward, Remeasurements of Employee Benefit Plans (Detail) - Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 1,624	$ 475	$ 892
Actuarial (gains) arising from exchange rates	(6)	(30)	(21)
Remeasurements during the year, net of tax	312	100	221
Actuarial losses and (gains) arising from changes in financial assumptions	139	1,071	(617)
Actuarial losses and (gains) arising from changes in demographic assumptions	27
Effect on settlement	3	8
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 2,099	$ 1,624	$ 475